Share-based Compensation (Details)	12 Months Ended	1 Months Ended
	Dec. 31, 2001	Nov. 30, 2009
2000 Stock Incentive Plan
Share-based Compensation
Number of ordinary shares reserved for issuance under the plan	323,715,000
Percentage increase in number of ordinary shares available under the plan every year	3.00%
The maximum proportion of number of ordinary shares available under the share based compensation plan to the company's total outstanding ordinary shares	17.50%
2009 RSU Plan
Share-based Compensation
Number of ordinary shares reserved for issuance under the plan		323,694,050
Term of plan		10 years